Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Payables and Accruals [Abstract]
Accrued payroll and welfare	¥ 182,688		¥ 188,089
Balance of users' virtual accounts	143,464		138,926
Payable for advertisement	126,063		119,635
Accrued professional services and related service fee	60,551		49,489
Other tax payables	42,490		49,136
VAT payable	31,549		24,932
Interest payable	30,550		1,545
Payable for repurchase of subsidiary's share options	7,143		11,729
Others	79,912		47,136
Total	¥ 704,410	$ 96,504	¥ 630,617